Related Party Balance and Transactions - Schedule of Related Party Transactions (Details) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
		Mar. 31, 2017	Jan. 10, 2017	Mar. 31, 2018	Mar. 31, 2016
Successor [Member]
Amount due from related parties
Amount due to director and other related parties		12,870
Sales to related parties
Successor [Member] | Joymind International Ltd [Member]
Amount due from related parties	[1]
Successor [Member] | JM Ocean Avenue International Corporation Limited [Member]
Amount due from related parties
Successor [Member] | JOYMIND INTERNATIONAL S.A.S [Member]
Amount due from related parties	[1]
Sales to related parties
Successor [Member] | Joymind International S.A.-Venezuela [Member]
Amount due from related parties	[1]
Sales to related parties
Successor [Member] | PT. JMOA Indonesia International [Member]
Amount due from related parties	[1]
Sales to related parties
Successor [Member] | Goodmodel International Korea, Ltd [Member]
Amount due from related parties	[1]
Sales to related parties
Successor [Member] | Joymind International S.A.-Ecuador [Member]
Amount due from related parties	[1]
Sales to related parties
Successor [Member] | JM OCEAN AVENUE S.R.L [Member]
Amount due from related parties	[1]
Sales to related parties
Successor [Member] | Joymind International Inc. [Member]
Amount due from related parties	[1]
Sales to related parties
Successor [Member] | Joymind International S.A.C [Member]
Amount due from related parties	[1]
Sales to related parties
Successor [Member] | JM OCEAN AVENUE, S.A. DE C.V [Member]
Amount due from related parties	[1]
Sales to related parties
Successor [Member] | JM Ocean Avenue (Thailand) Co.,Ltd. [Member]
Amount due from related parties	[1]
Sales to related parties
Successor [Member] | JMOA INC [Member]
Amount due from related parties	[1]
Sales to related parties
Successor [Member] | JM Ocean Avenue Myanmar Co.,Ltd. [Member]
Amount due from related parties	[1]
Successor [Member] | JM OCEAN AVENUE POLSKA SPOLKA Z OGRANICZONA ODPOWIEDZIALNOSCIA [Member]
Amount due from related parties	[1]
Successor [Member] | JM Ocean Avenue Italy Srl [Member]
Amount due from related parties	[1]
Sales to related parties
Successor [Member] | JM Ocean Avenue Uganda Limited [Member]
Amount due from related parties	[1]
Sales to related parties
Successor [Member] | JM Ocean Avenue Marketing ULC [Member]
Amount due from related parties	[1]
Successor [Member] | JM Ocean Avenue (Turkey) Ltd. [Member]
Amount due from related parties	[1]
Sales to related parties
Successor [Member] | JM Ocean Avenue Company Limited [Member]
Amount due from related parties	[1]
Sales to related parties
Successor [Member] | JM Ocean Avenue Cameroun SUARL [Member]
Amount due from related parties	[1]
Amount due to director and other related parties	[1]
Successor [Member] | JM Ocean Avenue (TW) Ltd [Member]
Amount due from related parties	[1]
Sales to related parties
Successor [Member] | JM Ocean Avenue (HK) Limited [Member]
Amount due from related parties	[1]
Amount due to director and other related parties	[1]
Successor [Member] | JM Ocean Avenue (PNG) Ltd [Member]
Amount due from related parties	[1]
Amount due to director and other related parties	[1]
Sales to related parties
Successor [Member] | JM Ocean Avenue Senegal SARL [Member]
Amount due from related parties	[1]
Amount due to director and other related parties	[1]
Sales to related parties
Successor [Member] | JM Ocean Avenue Togo SARLU [Member]
Amount due from related parties	[1]
Amount due to director and other related parties	[1]
Sales to related parties
Successor [Member] | JM Ocean Avenue General Trading LLC [Member]
Amount due from related parties	[1]
Sales to related parties
Successor [Member] | Ren Guo Wen [Member]
Amount due to director and other related parties	[2],[3]	12,870
Successor [Member] | Gainmill International Co., Ltd. [Member]
Amount due to director and other related parties	[1]
Successor [Member] | JM Ocean Avenue (Malaysia) Sdn Bhd [Member]
Amount due to director and other related parties	[1]
Successor [Member] | JM Ocean Avenue Cote d'Ivoire SARLU [Member]
Amount due to director and other related parties	[1]
Sales to related parties
Successor [Member] | JM Ocean Avenue Co, Ltd [Member]
Amount due to director and other related parties	[1]
Sales to related parties
Successor [Member] | JM Ocean Avenue Cameroun SARL [Member]
Sales to related parties
Successor [Member] | JM Ocean Avenue (HK) Ltd. [Member]
Sales to related parties
Successor [Member] | JM International (Malaysia) Sdn. Bhd. [Member]
Sales to related parties
Successor [Member] | JM INTERNATIONAL AUST PTY LTD [Member]
Sales to related parties
Successor [Member] | JM Ocean Avenue Myanmar Company Limited [Member]
Sales to related parties
Successor [Member] | JM Ocean Avenue Pte. Ltd. [Member]
Sales to related parties
Successor [Member] | JM Ocean Avenue Mongolia Company Limited [Member]
Sales to related parties
Successor [Member] | Others [Member]
Sales to related parties
Predecessor [Member]
Amount due from related parties					$ 10,881,588
Amount due to director and other related parties					10,469,265
Sales to related parties			$ 2,776,845		4,172,263
Predecessor [Member] | Joymind International Ltd [Member]
Amount due from related parties	[1]				4,633,460
Predecessor [Member] | JM Ocean Avenue International Corporation Limited [Member]
Amount due from related parties					1,687,956
Predecessor [Member] | JOYMIND INTERNATIONAL S.A.S [Member]
Amount due from related parties	[1]				1,240,228
Sales to related parties			232,113		1,168,977
Predecessor [Member] | Joymind International S.A.-Venezuela [Member]
Amount due from related parties	[1]				530,891
Sales to related parties			1,197		27,477
Predecessor [Member] | PT. JMOA Indonesia International [Member]
Amount due from related parties	[1]				518,860
Sales to related parties			402,760		382,656
Predecessor [Member] | Goodmodel International Korea, Ltd [Member]
Amount due from related parties	[1]				311,866
Sales to related parties			89,826		275,358
Predecessor [Member] | Joymind International S.A.-Ecuador [Member]
Amount due from related parties	[1]				305,532
Sales to related parties			137,677		290,173
Predecessor [Member] | JM OCEAN AVENUE S.R.L [Member]
Amount due from related parties	[1]				298,932
Sales to related parties			217,222		274,095
Predecessor [Member] | Joymind International Inc. [Member]
Amount due from related parties	[1]				261,794
Sales to related parties			70,941		119,107
Predecessor [Member] | Joymind International S.A.C [Member]
Amount due from related parties	[1]				258,140
Sales to related parties			91,863		162,704
Predecessor [Member] | JM OCEAN AVENUE, S.A. DE C.V [Member]
Amount due from related parties	[1]				220,801
Sales to related parties			172,966		207,066
Predecessor [Member] | JM Ocean Avenue (Thailand) Co.,Ltd. [Member]
Amount due from related parties	[1]				112,004
Sales to related parties			20,504		179,901
Predecessor [Member] | JMOA INC [Member]
Amount due from related parties	[1]				83,992
Sales to related parties			366,012		18,620
Predecessor [Member] | JM Ocean Avenue Myanmar Co.,Ltd. [Member]
Amount due from related parties	[1]				83,515
Predecessor [Member] | JM OCEAN AVENUE POLSKA SPOLKA Z OGRANICZONA ODPOWIEDZIALNOSCIA [Member]
Amount due from related parties	[1]				74,121
Predecessor [Member] | JM Ocean Avenue Italy Srl [Member]
Amount due from related parties	[1]				43,484
Sales to related parties			21,210		52,273
Predecessor [Member] | JM Ocean Avenue Uganda Limited [Member]
Amount due from related parties	[1]				34,530
Sales to related parties			3,326		29,401
Predecessor [Member] | JM Ocean Avenue Marketing ULC [Member]
Amount due from related parties	[1]				33,633
Predecessor [Member] | JM Ocean Avenue (Turkey) Ltd. [Member]
Amount due from related parties	[1]				28,845
Sales to related parties			3,540		48,780
Predecessor [Member] | JM Ocean Avenue Company Limited [Member]
Amount due from related parties	[1]				20,140
Sales to related parties			1,105		7,368
Predecessor [Member] | JM Ocean Avenue Cameroun SUARL [Member]
Amount due from related parties	[1]				19,699
Amount due to director and other related parties	[1]				2,450,553
Predecessor [Member] | JM Ocean Avenue (TW) Ltd [Member]
Amount due from related parties	[1]				19,012
Sales to related parties			19,504		17,554
Predecessor [Member] | JM Ocean Avenue (HK) Limited [Member]
Amount due from related parties	[1]				17,312
Amount due to director and other related parties	[1]				295,179
Predecessor [Member] | JM Ocean Avenue (PNG) Ltd [Member]
Amount due from related parties	[1]				17,278
Amount due to director and other related parties	[1]				1,168,596
Sales to related parties			17,670		421,182
Predecessor [Member] | JM Ocean Avenue Senegal SARL [Member]
Amount due from related parties	[1]				15,021
Amount due to director and other related parties	[1]				442,868
Sales to related parties			77,149		72,894
Predecessor [Member] | JM Ocean Avenue Togo SARLU [Member]
Amount due from related parties	[1]				7,798
Amount due to director and other related parties	[1]				1,132,873
Sales to related parties			183,397		54,744
Predecessor [Member] | JM Ocean Avenue General Trading LLC [Member]
Amount due from related parties	[1]				2,744
Sales to related parties			8,807		7,054
Predecessor [Member] | Ren Guo Wen [Member]
Amount due to director and other related parties	[2],[3]				155
Predecessor [Member] | Gainmill International Co., Ltd. [Member]
Amount due to director and other related parties	[1]				2,000,000
Predecessor [Member] | JM Ocean Avenue (Malaysia) Sdn Bhd [Member]
Amount due to director and other related parties	[1]				1,483,474
Predecessor [Member] | JM Ocean Avenue Cote d'Ivoire SARLU [Member]
Amount due to director and other related parties	[1]				1,472,850
Sales to related parties			157,725		59,498
Predecessor [Member] | JM Ocean Avenue Co, Ltd [Member]
Amount due to director and other related parties	[1]				22,717
Sales to related parties			12,097		4,867
Predecessor [Member] | JM Ocean Avenue Cameroun SARL [Member]
Sales to related parties			184,507		115,492
Predecessor [Member] | JM Ocean Avenue (HK) Ltd. [Member]
Sales to related parties			44,067		42,362
Predecessor [Member] | JM International (Malaysia) Sdn. Bhd. [Member]
Sales to related parties			141,419		60,489
Predecessor [Member] | JM INTERNATIONAL AUST PTY LTD [Member]
Sales to related parties			25,722		10,790
Predecessor [Member] | JM Ocean Avenue Myanmar Company Limited [Member]
Sales to related parties			1,649		54,981
Predecessor [Member] | JM Ocean Avenue Pte. Ltd. [Member]
Sales to related parties			1,460
Predecessor [Member] | JM Ocean Avenue Mongolia Company Limited [Member]
Sales to related parties			671		6,400
Predecessor [Member] | Others [Member]
Sales to related parties			$ 68,739

[1]	The subsidiaries of JM Ocean Avenue International Corporation Limited. Prior to January 11, 2017, they were related parties of Grand World, which were under common controlled by JM Ocean. Upon JMax purchased all the outstanding shares of Grand World from JM Ocean, effective on January 11, 2017 they were no longer considered the related parties of Grand World due to JMax is the sole shareholder of Grand World (see Note 3).
[2]	It was the borrowings made from director for operation purpose and non-interest bearing and no maturity date.
[3]	Ren Guo Wen, the director of the Group before December 1, 2017;